SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Uxin Limited	$ (17,709)	¥ (126,868)	¥ (195,820)
Deemed dividend to preferred shareholders due to triggering of a down round feature | ¥			(1,781,454)
Net loss attributable to ordinary shareholders	$ (17,709)	¥ (126,868)	¥ (1,977,274)
Denominator:
Number of ordinary shares outstanding at the beginning of the period	56,395,662,999	56,395,662,999	1,420,343,144
Weighted average number of ordinary shares issued	2,885,824,829	2,885,824,829	28,990,359,167
Weighted average number of ordinary shares issued due to exercise of the share options	163,811	163,811	572,233
Weighted average number of vested penny options	22,693,268	22,693,268	27,836,359
Weighted average number of unissued shares relating to the Performance Awards (Note 17)	1,431,232,500	1,431,232,500
Weighted average number of ordinary shares outstanding - basic	60,735,577,407	60,735,577,407	30,439,110,903
Net loss per share attributable to ordinary shareholders, basic | (per share)	$ (0.00)	¥ (0.00)	¥ (0.06)
Numerator:
Diluted net loss attributable to ordinary shareholders | ¥		¥ (126,868)	¥ (1,977,274)
Denominator:
Weighted average number of ordinary shares outstanding – diluted	60,735,577,407	60,735,577,407	30,439,110,903
Net loss per share attributable to ordinary shareholders, diluted | (per share)	$ (0.00)	¥ (0.00)	¥ (0.06)